SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted loss per share

		For the
		Period from
		November 12,
		2019
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2020	2019
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$27,904	$—
Unrealized Gain on Marketable Securities	319	—
Income Tax, Franchise Tax, and Regulatory Compliance Fees	(28,233)	—
Net Earnings	$—	—
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock, Basic and Diluted	5,061,856	—
Earnings/Basic and Diluted Redeemable Common Stock	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(1,061,802)	$(492)
Less: Redeemable Net Earnings	—	—
Non-Redeemable Net Loss	$(1,061,802)	$(492)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted	1,912,761	1,250,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.56)	$0.00